Oct. 02, 2023
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio
SUPPLEMENT DATED OCTOBER 2, 2023 TO THE CURRENT
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Government & Agency Portfolio
Invesco Treasury Portfolio
Invesco Treasury Obligations Portfolio
(each a “Fund” and collectively the “Funds")
This supplement amends the Prospectuses and Statement of Additional Information (SAI) of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.
In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern registered money market funds, such as the Funds. These amendments, among other changes: (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees from Rule 2a-7, effective October 2, 2023; and (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024. As “government money market funds,” the requirements of amended Rule 2a-7 related to liquidity fees do not apply to the Funds, unless, with respect to discretionary liquidity fees, a Fund chooses to rely on the ability to impose such fees in the circumstances described in amended Rule 2a-7. While the Board of Trustees may implement procedures to impose a discretionary liquidity fee upon the sale of Fund shares in the future, the Board has elected to not rely on the ability to impose such fees presently. Shareholders would be notified in advance should the Board in the future choose to rely on the ability to impose discretionary liquidity fees upon the sale of Fund shares in the circumstances described in amended Rule 2a-7.
Therefore, in connection with the foregoing, effective October 2, 2023, all references to (i) redemption gates or suspension of redemptions pursuant to Rule 2a-7 and (ii) the tie between the weekly liquid asset minimum thresholds and liquidity fees are removed from each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.